ETFMG Prime Junior Silver Miners ETF
Schedule of Investments
December 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.2%
Australia - 0.4%
Metals & Mining - 0.4% (c)
Kingsgate Consolidated, Ltd. (a)	2,017,452	$2,847,518

Canada - 83.6%
Metals & Mining - 83.6% (c)
AbraSilver Resource Corp. (a)	12,101,600	3,635,407
Alexco Resource Corp. (a)	3,996,458	6,953,837
Americas Gold & Silver Corp. (a)	4,350,420	3,507,987
Andean Precious Metals Corp. (a)	324,900	449,484
Ascot Resources, Ltd. (a)	3,152,388	3,015,447
Aya Gold & Silver, Inc. (a)	2,767,813	20,896,173
Bear Creek Mining Corp. (a)(e)	3,293,481	3,176,447
Benchmark Metals, Inc. (a)	1,484,490	1,267,441
Canada Silver Cobalt Works, Inc. (a)	1,437,001	187,442
Capstone Mining Corp. (a)	3,650,363	16,102,633
Discovery Silver Corp. NPV (a)	8,746,986	14,382,964
Dolly Varden Silver Corp. (a)	3,463,064	1,724,756
Dundee Precious Metals, Inc.	1,726,764	10,674,963
Eldorado Gold Corp. (a)	1,634,121	15,321,297
Endeavour Silver Corp. (a)	4,557,546	19,232,844
Excellon Resources, Inc. (a)	874,634	1,009,499
First Majestic Silver Corp.	8,760,052	97,324,178
Fortuna Silver Mines, Inc. (a)	2,627,330	10,260,493
GCM Mining Corp.	887,387	3,739,099
GoGold Resources, Inc. (a)(f)	7,427,894	17,792,418
Great Panther Mining, Ltd. (a)	3,959,333	867,886
Hudbay Minerals, Inc.	2,331,416	16,882,699
Kootenay Resources, Inc. (a)(b)	224,973	1,778
Kootenay Silver, Inc. (a)(e)(f)	8,484,937	1,509,238
Liberty Gold Corp. (a)	2,549,027	1,954,667
MAG Silver Corp. (a)(f)	4,358,743	68,329,874
Mandalay Resources Corp. (a)	704,158	1,285,905
Metalla Royalty & Streaming, Ltd. (a)	387,505	2,674,350
Minaurum Gold, Inc. (a)	3,069,108	788,537
Minco Silver Corp. (a)(e)	1,613,442	420,915
Mirasol Resources, Ltd. (a)	475,211	195,351
New Gold, Inc. (a)(f)	6,158,642	9,201,813
New Pacific Metals Corp. (a)	1,384,621	4,093,824
Orla Mining, Ltd. (a)	2,207,815	8,430,172
Pan American Silver Corp.	3,432,092	85,629,332
Sabina Gold & Silver Corp. (a)	3,201,537	3,669,891
Seabridge Gold, Inc. (a)	700,093	11,567,211
Sierra Metals, Inc. (a)	1,401,346	1,916,541
Silvercorp Metals, Inc.	4,705,119	17,593,749
SilverCrest Metals, Inc. (a)	3,858,690	30,504,684
Sombrero Resources, Inc. (a)(b)	585,867	126,529
SSR Mining, Inc.	2,185,877	38,690,688
Trevali Mining Corp. (a)	881,852	1,199,087
Turquoise Hill Resources, Ltd. (a)	1,784,448	29,342,281
Yamana Gold, Inc.	13,502,991	56,982,622
Total Metals & Mining		644,514,433
Total Canada		644,800,609

Luxembourg - 1.1%
Metals & Mining - 1.1% (c)
Nexa Resources SA	1,031,514	8,107,700

Peru - 2.1%
Metals & Mining - 2.1% (c)
Cia de Minas Buenaventura SAA - ADR (a)	2,198,180	16,090,678

South Africa - 3.0%
Metals & Mining - 3.0% (c)
Harmony Gold Mining Co., Ltd. - ADR	5,543,613	22,784,249

United Kingdom - 1.0%
Metals & Mining - 1.0% (c)
Hochschild Mining PLC	4,547,052	8,007,194

United States - 8.0%
Metals & Mining - 8.0% (c)
Coeur Mining, Inc. (a)	2,302,944	11,606,838
Gatos Silver, Inc. (a)	1,847,969	19,181,918
Gold Resource Corp.	677,108	1,056,289
Golden Minerals Co. (a)	4,347,616	1,518,622
Hecla Mining Co.	4,781,136	24,957,530
McEwen Mining, Inc. (a)	4,130,212	3,661,433
Total Metals & Mining		61,982,630

Virgin Islands (UK) - 0.0% (g)
Metals & Mining - 0.0% (c)(g)
Sailfish Royalty Corp.	236,600	286,176
TOTAL COMMON STOCKS (Cost $854,145,498)		764,620,578

SHORT-TERM INVESTMENTS - 0.7%
First American Government Obligations Fund - Class X, 0.03% (d)	5,572,617	5,572,617
TOTAL SHORT-TERM INVESTMENTS (Cost $5,572,617)		5,572,617

Total Investments (Cost $859,718,115) - 99.9%		770,193,195
Other Assets in Excess of Liabilities - 0.1%		442,908
TOTAL NET ASSETS - 100.0%		$770,636,103

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Value determined based on estimated fair value. The value of these securities total $128,307, which represents 0.02% of total net assets. Classified as Level 3 in the fair value hierarchy.
(c)	As of December 31, 2021, the Fund had a significant portion of its assets invested in the Metals & Mining Industry.
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $5,106,600, which represents 0.66% of total net assets.
(f)	Affiliated security. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended December 31, 2021 is set forth below.
(g)	Value less than 0.05%

Security Name	Value at September 30, 2021	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2021	Ending Shares
GoGold Resources, Inc.	$17,418,244	$1,062,495	$(2,153,480)	$(181,724)	$1,646,883	$-	$17,792,418	7,427,894
MAG Silver Corp.	46,208,952	25,944,248	(2,244,293)	370,107	(1,949,140)	-	68,329,874	4,358,743
New Gold, Inc.	8,059,215	571,782	(2,454,901)	(1,033,821)	4,059,538	-	9,201,813	6,158,642
	$71,686,411	$27,578,525	$(6,852,674)	$(845,438)	$3,757,281	$-	$95,324,105	17,945,279

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund business as U.S. Bank Global Fund Services ("Fund Services"). Services, LLC, doing

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, AIEQ, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, MJXL, MJIN, SINV, SILX, AWYX, GAMR, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of December 31, 2021, SILJ held two fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2021:

SILJ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$764,492,271	$-	$128,307	$764,620,578
Short-Term Investments	5,572,617	-	-	5,572,617
Total Investments in Securities	$770,064,888	$-	$128,307	$770,193,195

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.